Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Schedule of revenues and income (loss) from operations for the reportable segments

The table below presents revenues and income (loss) from operations for our reportable segments for the thirteen weeks ended March 27, 2021 and thirteen weeks ended March 28, 2020.

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Revenues
Hardware and Protective Solutions	$250,929	$213,176
Robotics and Digital Solutions	55,879	56,308
Canada	34,473	26,352
Total revenues	$341,281	$295,836
Segment income (loss) from operations
Hardware and Protective Solutions	$6,050	$8,853
Robotics and Digital Solutions	154	5,896
Canada	(424)	(5,303)
Total income from operations	$5,780	$9,446

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Revenues
Hardware and Protective Solutions	$1,024,392	$853,016	$636,717
Robotics and Digital Solutions	209,287	236,086	196,043
Canada	134,616	125,260	141,415
Total revenues	$1,368,295	$1,214,362	$974,175
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$67,313	$14,204	$18,555
Robotics and Digital Solutions	3,177	3,385	17,705
Canada	(4,724)	(9,894)	(8,817)
Total segment income from operations	$65,766	$7,695	$27,443